Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: 2.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.20%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: 226.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.40%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: 266.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: 192.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.40%)